Lease Obligations	12 Months Ended
Jun. 30, 2026
Lease Obligations [Abstract]
LEASE OBLIGATIONS
8.	LEASE OBLIGATIONS
On July 29, 2024, the Company entered into a lease agreement for new office space in Vancouver, British Columbia. This office occupies approximately 2,243 square feet with a monthly basic rental rate and operating charges of an estimated C$12,296 for the two-year term of the agreement. The Company used an incremental borrowing rate of 7% and recognized an ROU asset and corresponding operating lease liability of $205,201. The Company did not renew this lease at the August 31, 2026 expiry date.
On October 5, 2023, BayMedica amended its lease located in South San Francisco, California, in order to extend its lease to May 14, 2027. The Company is obligated to pay $1,295,759 over the three-year period unless terminated before the end of the period. The Company used an incremental borrowing rate of 6.15% and recognized a ROU asset and corresponding operating lease liability of $953,935. On May 30, 2026, BayMedica terminated its lease and paid the lessor a lease termination payment of $326,122.
Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2026	June 30, 2025
	$	$
Operating Leases:
Operating lease right-of-use asset	220,869	726,838

Current operating lease liabilities	—	435,507
Noncurrent operating lease liabilities	—	305,755

Total operating lease liabilities	—	741,262

Weighted average remaining lease terms and discount rates to operating leases were as follows:

	June 30, 2026	June 30, 2025
Operating Leases:
Weighted average remaining lease term (in years):	0.17	1.66
Weighted average discount rate:	6.22%	6.28%
Supplemental cash flow information during the year ended June 30, 2026 and 2025 related to operating leases was as follows:

	Year Ended June 30,
	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$745,529	$429,880
The Company has no future minimum lease payments as of June 30, 2026.